Notes and Loans Payable (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Notes and Loans Payable [Line Items]
Schedule of Loans and Notes Payable	The notes balance consisted of the following at September 30, 2023 and 2022
	September 30, 2023	September 30, 2022
Principal loans and notes	$1,077,013	$615,500
Discounts	(63,161)	(270,064)
Total	1,013,852	345,436
Less Current portion	(863,852)	(217,897)
Non-current	$150,000	$127,539

Schedule of Notes Balance	The notes balance consisted of the following at March 31, 2024 and September 30, 2023
	March 31, 2024	September 30, 2023
Principal loans, notes and other advances	$1,115,617	$1,077,013
Discounts	(67,122)	(63,161)
Total	1,048,495	1,013,852
Less Current portion	(898,495)	(863,852)
Non-current	$150,000	$150,000